Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of Intangible Assets

	January 31,	January 31,
	2022	2021
Cost
Customer agreements and relationships	251,402	240,479
Existing technology	326,411	295,161
Trade names	9,038	8,844
Non-compete covenants	12,306	10,939
	599,157	555,423
Accumulated amortization
Customer agreements and relationships	135,380	119,361
Existing technology	218,953	183,539
Trade names	6,677	5,996
Non-compete covenants	8,538	6,535
	369,548	315,431
Net	229,609	239,992